Summary of Significant Accounting Policies - Additional Information (Details) - BFLY Operations Inc		12 Months Ended
	Feb. 12, 2021 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Gross proceeds from business combination	$ 589,000,000
Number of Operating Segments | segment		1
Deferred offering costs		$ 3,711,000	$ 0
Impairments			0
Advertising expense		$ 4,700,000	$ 900,000
Vesting period of stock options		4 years
Term of stock options		10 years